Liquidity and Capital Resources (Details) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended				6 Months Ended				3 Months Ended			1 Months Ended			12 Months Ended
	Jan. 31, 2013	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Apr. 30, 2013	Dec. 31, 2010	Jun. 30, 2013 AllDigital, Inc. [Member] Merger Agreement [Member] Rate	Jun. 30, 2013 AllDigital, Inc. [Member] Merger Agreement Amendment [Member] Rate	Jun. 30, 2013 AllDigital, Inc. [Member] Merger Agreement Amendment [Member] Minimum [Member]	Jun. 30, 2013 AllDigital, Inc. [Member] Merger Agreement Amendment [Member] Maximum [Member]	Mar. 31, 2013 Loans Payable [Member]	Jul. 31, 2012 Tranche One of Warrants Issued with Twenty Twelve Convertible Notes [Member]	Jun. 30, 2013 Warrants Issued with Convertible Debt Offering [Member]	Dec. 31, 2012 2012 Convertible Notes [Member]	Aug. 31, 2012 2012 Convertible Notes [Member]	Jul. 31, 2012 2012 Convertible Notes [Member]	Dec. 31, 2012 2012 Convertible Notes [Member]	Jun. 30, 2013 2012 Convertible Notes [Member]	Jan. 31, 2013 2012 Convertible Notes [Member]	Dec. 31, 2012 2012 Convertible Notes [Member] Maximum [Member]	Jul. 31, 2012 2012 Convertible Notes [Member] Maximum [Member]
Liquidity and Capital Resources [Abstract]
Cash expenses over income						$ 300,000
Reduction in workforce, percentage						40.00%
Proceeds from Bridge Loan						900,000
Commitments from current debt holders						1,550,000
Cash		686,347	403,259	686,347	403,259	394,342	961,265
Current assets		877,438		877,438		1,753,013	2,465,992
Current liabilities		7,968,941		7,968,941		7,301,376	8,724,066
Stockholders' deficit		(6,736,801)		(6,736,801)		(4,616,860)	(10,530,024)		(15,920,842)
Derivative valuation		1,275,275	4,309,537	1,275,275	4,309,537	1,191,269	3,760,200
Cash flow used in operations				(1,052,472)	(1,773,339)	(3,362,785)	(5,164,437)
Increase (Decrease) in Accounts Receivable				(763,461)	(26,358)	(386,313)	124,997
Increase (decrease) in accounts payable and accrued expenses				(246,728)	1,414,189
Reduction in payables		962,630				600,000
Payments for debt extinguishment costs				66,646	275,041	275,041
Stock issued to extinguish debt, shares				2,240,852
Value of stock issued to extinguish debt				153,860
Gain on extinguishment of debt		345,397		414,484	1,672,575	1,578,914	(954,017)
Amount still owed from settlement of debt		76,409		76,409
Receivables sold								750,000
Equipment returned to vendor				327,640
Debt Instrument [Line Items]
Principal issued														1,575,000			3,050,000	900,000	1,900,000	3,050,000	3,475,000	425,000	5,000,000	5,000,000
Debt maturity date																			Jul. 13, 2013	Jul. 13, 2013
Debt interest rate																	12.00%		12.00%	12.00%
Conversion price																	$ 0.25		$ 0.25	$ 0.25
Number of shares of common stock warrants can be exercised for															3,800,000	6,950,000	200,000		200,000	200,000		850,000
Warrant term length																			5 years	5 years
Amount of debt converted																			900,000
Proceeds from issuance of convertible note and warrants	400,000					3,050,000											250,000	851,624	923,175
Payment of investment banking fees														48,376				48,376	76,825
Proceeds from short term debt														1,526,624
Business Acquisition [Line Items]
Percentage of equity interests exchanged										54.00%	58.00%
Post merger contract agreement, value of stock to be purchased												$ 1,500,000	$ 3,500,000
Reverse stock split ratio										0.1	0.066